SUPPLEMENT DATED JUNE 30, 2008 TO THE PROSPECTUS
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE JUNE 30, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/SELECT VALUE FUND, PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis the Fund since January 2008 and has served as portfolio manager for the Fund since June 2008. Mr. Link is an equity portfolio manager on the Value team and also focuses on the technology and media sectors for the team. Prior to joining Wellington Management in 2006, Mr. Link worked for Deutsche Asset Management in New York where he was the lead portfolio manager for various technology sector funds and manager of a team of globally-based technology analysts (2004 - 2006). Prior to that, Mr. Link worked at Franklin Templeton as an equity analyst and portfolio manager where he began his career as an equity analyst covering a variety of industries, including media, telecom services, pollution control, utilities, gaming, and lodging (1989 - 2003). Mr. Link received his MBA from the University of California, Berkeley and his BA in economics from the University of California, Davis. Mr. Link is also a CFA charterholder.


EFFECTIVE JUNE 30, 2008, IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" FOR THE JNL/S&P RETIREMENT INCOME FUND, JNL/S&P RETIREMENT 2015 FUND, JNL/S&P RETIREMENT 2020 FUND AND JNL/S&P RETIREMENT 2025 FUND, PLEASE DELETE THE SECOND PARAGRAPH OF THE SUB-SECTION ENTITLED "JNL/S&P RETIREMENT 2015 FUND, JNL/S&P RETIREMENT 2020 FUND AND JNL/S&P RETIREMENT 2025 FUND" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2015 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


EFFECTIVE JULY 1, 2008, IN THE SECTION ENTITLED "MANAGEMENT OF THE TRUST" UNDER THE SUB-SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE THE INFORMATION FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Credit Suisse Long/Short Fund                     $0 to $300 million                                       .80%
                                                      Over $300 million                                        .75%
----------------------------------------------------- ---------------------------------- ---------------------------


EFFECTIVE JULY 1, 2008, IN THE SECTION ENTITLED "MANAGEMENT OF THE TRUST" UNDER THE SUB-SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE THE INFORMATION FOR THE JNL/PAM ASIA EX-JAPAN FUND AND JNL/PAM CHINA-INDIA FUND IN THEIR ENTIRETY AND REPLACE THEM WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PAM Asia ex-Japan Fund                                                     All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PAM China-India Fund                                                       All Assets              .20%
----------------------------------------------------------------------------- ---------------- ---------------------




This Supplement is dated June 30, 2008.

(To be used with VC4224 03/08,  VC3656 03/08, VC5526 03/08, VC5869 03/08, VC5890
03/08, VC3657 03/08,  VC3723 03/08,  NV3174CE 03/08, NV4224 03/08, NV5526 03/08,
NV5869 03/08, NV5890 03/08, and NV3784 03/08.)

                                                                   CMV1559 06/08

                SUPPLEMENT DATED JUNE 30, 2008 TO THE PROSPECTUS
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE JUNE 30, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/SELECT VALUE FUND, PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis the Fund since January 2008 and has served as portfolio manager for the Fund since June 2008. Mr. Link is an equity portfolio manager on the Value team and also focuses on the technology and media sectors for the team. Prior to joining Wellington Management in 2006, Mr. Link worked for Deutsche Asset Management in New York where he was the lead portfolio manager for various technology sector funds and manager of a team of globally-based technology analysts (2004 - 2006). Prior to that, Mr. Link worked at Franklin Templeton as an equity analyst and portfolio manager where he began his career as an equity analyst covering a variety of industries, including media, telecom services, pollution control, utilities, gaming, and lodging (1989 - 2003). Mr. Link received his MBA from the University of California, Berkeley and his BA in economics from the University of California, Davis. Mr. Link is also a CFA charterholder.


EFFECTIVE JULY 1, 2008, IN THE SECTION ENTITLED "MANAGEMENT OF THE TRUST" UNDER THE SUB-SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE THE INFORMATION FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Credit Suisse Long/Short Fund                     $0 to $300 million                                       .80%
                                                      Over $300 million                                        .75%
----------------------------------------------------- ---------------------------------- ---------------------------


EFFECTIVE JULY 1, 2008, IN THE SECTION ENTITLED "MANAGEMENT OF THE TRUST" UNDER THE SUB-SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE THE INFORMATION FOR THE JNL/PAM ASIA EX-JAPAN FUND AND JNL/PAM CHINA-INDIA FUND IN THEIR ENTIRETY AND REPLACE THEM WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PAM Asia ex-Japan Fund                                                     All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PAM China-India Fund                                                       All Assets              .20%
----------------------------------------------------------------------------- ---------------- ---------------------




This Supplement is dated June 30, 2008.

(To be used with  FVC4224FT  03/08,  VC5995 03/08,  VC5825 03/08,  VC5884 03/08,
VC5885 03/08, HR105 03/08 and VC2440 03/08.)

                                                                   CMX1560 06/08

                SUPPLEMENT DATED JUNE 30, 2008 TO THE PROSPECTUS
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE JUNE 30, 2008, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/SELECT VALUE FUND, PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis the Fund since January 2008 and has served as portfolio manager for the Fund since June 2008. Mr. Link is an equity portfolio manager on the Value team and also focuses on the technology and media sectors for the team. Prior to joining Wellington Management in 2006, Mr. Link worked for Deutsche Asset Management in New York where he was the lead portfolio manager for various technology sector funds and manager of a team of globally-based technology analysts (2004 - 2006). Prior to that, Mr. Link worked at Franklin Templeton as an equity analyst and portfolio manager where he began his career as an equity analyst covering a variety of industries, including media, telecom services, pollution control, utilities, gaming, and lodging (1989 - 2003). Mr. Link received his MBA from the University of California, Berkeley and his BA in economics from the University of California, Davis. Mr. Link is also a CFA charterholder.


EFFECTIVE JULY 1, 2008, IN THE SECTION ENTITLED "MANAGEMENT OF THE TRUST" UNDER THE SUB-SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE THE INFORMATION FOR THE JNL/PAM ASIA EX-JAPAN FUND AND JNL/PAM CHINA-INDIA FUND IN THEIR ENTIRETY AND REPLACE THEM WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PAM Asia ex-Japan Fund                                                     All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PAM China-India Fund                                                       All Assets              .20%
----------------------------------------------------------------------------- ---------------- ---------------------




This Supplement is dated June 30, 2008.

(To be used with NV5825 03/08.)

                                                                   CMU1561 06/08

                         SUPPLEMENT DATED JUNE 30, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE JUNE 30, 2008, ON PAGE 147, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Messrs. Bousa and Keogh are partners of the firm.


EFFECTIVE JUNE 30, 2008, ON PAGE 148, FOR THE JNL/SELECT VALUE FUND, PLEASE DELETE THE TABLES FOR JOHN R. RYAN IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

                                                                       Number Of                     Total
Ian R. Link                                                             ACCOUNTS                ASSETS ($ MIL)
registered investment companies: .......................                   5                        $2,343
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (SUBSET OF ABOVE)

Ian R. Link                                                            Number Of                     Total
                                                                        ACCOUNTS                ASSETS ($ MIL)
registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------


EFFECTIVE JUNE 30, 2008, ON PAGE 148, PLEASE DELETE THE TABLE ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/SELECT VALUE FUND" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/SELECT VALUE FUND

------------------------------------ ---------------------------- --------------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                         Karen H. Grimes               Ian R. Link
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
None                                              X                           X
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$1-$10,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$10,001-$50,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$50,001-$100,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$100,001-$500,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$500,001-$1,000,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
Over $1,000,000
------------------------------------ ---------------------------- --------------------------


EFFECTIVE JULY 1, 2008, BEGINNING ON PAGE 150, PLEASE DELETE THE INFORMATION FOR THE JNL/AIM SMALL CAP GROWTH FUND, JNL/CREDIT SUISSE LONG/SHORT FUND, JNL/GOLDMAN SACHS CORE PLUS BOND FUND, AND JNL/SELECT MONEY MARKET FUND IN THEIR ENTIRETY AND REPLACE THEM WITH THE FOLLOWING:

                FUND                                                 ASSETS                                  FEES

  JNL/AIM Small Cap Growth Fund                                $0 to $500 million                            .60%
                                                               Over $500 million                             .55%

  JNL/Credit Suisse Long/Short Fund                            $0 to $150 million                            .45%
                                                               $150 million to $300 million                  .40%
                                                               Over $300 million                             .35%

  JNL/Goldman Sachs Core Plus Bond Fund                        $0 to $500 million                            .25%
                                                               $500 to $1 billion                            .17%
                                                               Over $1 billion                               .15%

  JNL/Select Money Market Fund                                 $0 to $750 million                            .05%(3)
                                                               $750 million to $1 billion                    .04%(3)
                                                               Over $1 billion                               .025%(3)


EFFECTIVE JULY 1, 2008, ON PAGE 157, PLEASE DELETE THE SECTION ENTITLED "ADMINISTRATIVE FEE" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

ADMINISTRATIVE FEE. Each Fund, except the JNL/AIM International Growth Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/PAM Asia ex-Japan Fund, the JNL/PAM China-India Fund and the JNL/S&P Funds (except the JNL/S&P Moderate Retirement Strategy Fund, the JNL/S&P Moderate Growth Retirement Strategy Fund, the JNL/S&P Growth Retirement Strategy Fund, JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund), pays to JNAM ("Administrator") an Administrative Fee of 0.10% of the average daily net assets of the Fund.

Each of the following Funds pays an Administrative Fee of 0.15%: the JNL/AIM International Growth Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Oppenheimer Global Growth Fund, and JNL/PAM Asia ex-Japan Fund.

The JNL/S&P Funds (except the JNL/S&P Moderate Retirement Strategy Fund, the JNL/S&P Moderate Growth Retirement Strategy Fund, the JNL/S&P Growth Retirement Strategy Fund, the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund), the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Franklin Templeton Founding Strategy Fund pay an Administrative Fee of 0.05%.

The JNL/S&P Moderate Retirement Strategy Fund, the JNL/S&P Moderate Growth Retirement Strategy Fund, the JNL/S&P Growth Retirement Strategy Fund, the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an Administrative Fee of 0.10%.

The JNL/PAM China-India Fund pays an Administrative Fee of 0.20%.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for interest expenses, registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees. The fees paid by the Fund to the Administrator for the fiscal year ended December 31, 2005, December 31, 2006, and December 31, 2007, were $10,079,000, $12,754,690, and
$17,840,613, respectively.




This Supplement is dated June 30, 2008.

(To be used with V3180 03/08.)

                                                                   CMX1562 06/08